FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


February 4, 2000


Filed Via EDGAR (CIK #0000038721)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:  Franklin Custodian Funds, Inc.
           File Nos. 2-11346 and 811-537

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 31, 2000.

Sincerely,

FRANKLIN CUSTODIAN FUNDS, INC.



/s/David P. Goss
Counsel

DPG/jg

cc:  Mark H. Plafker, Esq.
     Brian E. Lorenz, Esq.